Net Income per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Numerator [Abstract]
Net income attributable to the Company	$ 195	$ 191	$ 126	$ 47	$ 229	$ 13	$ 74	$ 88	$ 559	$ 404	$ 496
Denominator [Abstract]
Weighted average common shares outstanding - basic (in shares)									132.6	131.3	131.4
Dilutive shares (in shares)									2.5	3.3	3.8
Weighted average common and common equivalent shares outstanding - diluted (in shares)									135.1	134.6	135.2
Per Common Share Income [Abstract]
Basic (in dollars per share)	$ 1.47	$ 1.44	$ 0.95	$ 0.36	$ 1.74	$ 0.10	$ 0.57	$ 0.67	$ 4.22	$ 3.08	$ 3.77
Diluted (in dollars per share)	$ 1.44	$ 1.42	$ 0.94	$ 0.35	$ 1.69	$ 0.10	$ 0.55	$ 0.66	$ 4.14	$ 3.00	$ 3.67
Stock Options [Member]
Basic and Diluted Net Income Per Share [Abstract]
Antidilutive shares excluded from computation of earnings per share (in shares)									7.0	5.0	0.0